CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 28,895	$ 190,169
Restricted short-term marketable securities		0	1,403
Accounts receivable, net	[1]	4,269	62,687
Inventories, net		40,220	308,948
Prepaid expenses and other current assets	[1]	20,363	55,346
Assets classified as held for sale	[1]	172,269	466
Total current assets		266,016	619,019
Property, plant and equipment, net		72,858	280,025
Operating lease right of use assets		27,951	22,824
Intangible assets, net		523	3,352
Goodwill		0	7,879
Other long-term assets	[1]	8,924	68,910
Total assets		376,272	1,002,009
Current liabilities
Accounts payable	[1]	62,544	153,020
Accrued liabilities	[1]	86,724	113,456
Contract liabilities, current portion	[1]	74,312	134,171
Short-term debt		462	25,432
Operating lease liabilities, current portion		9,098	5,857
Liabilities classified as held for sale		105,368	0
Total current liabilities		338,508	431,936
Long-term debt		732	1,203
Contract liabilities, net of current portion	[1]	3,333	113,564
Operating lease liabilities, net of current portion		27,434	19,611
Convertible debt	[1]	273,766	385,558
Deferred tax liabilities		5,313	7,001
Other long-term liabilities	[1]	15,551	38,494
Total liabilities		664,637	997,367
Commitments and contingencies (Note 9)
Equity (deficit)
Ordinary shares, no par value (16,711,109 and 539,591 issued and outstanding as of December 31, 2024 and December 31, 2023, respectively)		0	0
Additional paid-in capital		1,137,042	811,361
Accumulated deficit		(1,410,392)	(796,092)
Accumulated other comprehensive loss		(20,492)	(16,378)
Net deficit attributable to the Company		(293,842)	(1,109)
Noncontrolling interests		5,477	5,751
Total equity (deficit)		(288,365)	4,642
Total liabilities and equity (deficit)		$ 376,272	$ 1,002,009

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).